Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value, beginning balance		$ 3,240,000
Initial measurement on November 22, 2019	3,080,000
Change in fair value	160,000	2,640,000
Transfer to Level 1
Fair value, ending balance	3,240,000	5,880,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value, beginning balance		4,000,000
Initial measurement on November 22, 2019	3,800,000
Change in fair value	200,000	(750,000)
Transfer to Level 1		(3,250,000)
Fair value, ending balance	4,000,000
Level 3 Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value, beginning balance		7,240,000
Initial measurement on November 22, 2019	6,880,000
Change in fair value	360,000	1,890,000
Transfer to Level 1		(3,250,000)
Fair value, ending balance	$ 7,240,000	$ 5,880,000